Federated Hermes Conservative Municipal Microshort Fund
Portfolio of Investments
November 30, 2023 (unaudited)
Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—99.4%
		Alaska—1.3%
$2,400,000		Valdez, AK Marine Terminal (Phillips Transportation Alaska, Inc.), (Series 1994C) Weekly VRDNs, (ConocoPhillips GTD), 3.400%, 12/6/2023	$ 2,400,000
		Arizona—5.9%
7,150,000		Arizona State IDA (Casa Azure), 3a-7 (Series DBE-8113) Daily VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.900%, 12/1/2023	7,150,000
3,500,000		Phoenix, AZ IDA (Republic Services, Inc.), (Series 2013), 4.900%, Mandatory Tender 2/1/2024	3,500,993
		TOTAL	10,650,993
		Arkansas—0.9%
1,700,000		Blytheville, AR (Nucor Corp.), (Series 2002) Weekly VRDNs, 3.960%, 12/6/2023	1,700,000
		California—14.9%
1,000,000		California HFA, Mizuho 3a-7 (Series 2022-MIZ9097) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	1,000,000
1,500,000		California Municipal Finance Authority (Waste Management, Inc.), (Series 2020), (Waste Management Holdings, Inc. GTD), 4.250%, Mandatory Tender 12/1/2023	1,500,000
1,500,000		California PCFA (Republic Services, Inc.), (Series 2023), 4.250%, Mandatory Tender 2/15/2024	1,498,503
6,000,000		California Statewide Communities Development Authority (Kensington Apartments LP), Mizuho 3a-7 (Series 2022-MIZ9113) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	6,000,000
6,500,000		Nuveen California AMT-Free Quality Municipal Income Fund, (Series A) MuniFund Preferred Shares Weekly VRDPs, 4.050%, 12/1/2023	6,500,000
1,445,000		Nuveen California Quality Municipal Income Fund, RIB Floater Trust (Series 2022-FR-RI-005) (Series 2 Preferred Shares) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 4.000%, 12/7/2023	1,445,000
9,000,000		San Francisco, CA City and County (1500 Mission Urban Housing LP), Mizuho 3A-7 (Series 2022-MIZ9115) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.000%, 12/7/2023	9,000,000
		TOTAL	26,943,503
		Colorado—2.8%
5,000,000		Colorado Health Facilities Authority (National Jewish Medical and Research Center), (Series 2005) Weekly VRDNs, (UMB Bank, N.A. LOC), 3.600%, 12/7/2023	5,000,000
		Florida—2.6%
1,700,000		Hillsborough County, FL HFA (Hillsborough FL TC, LP), SPEARs 3a-7 (Series DBE-8083) Daily VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.900%, 12/1/2023	1,700,000
2,994,157		Jacksonville, FL HFA (Millennia Jacksonville TC LP), SPEARs (Series DBE-8055) Daily VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.900%, 12/1/2023	2,994,157
		TOTAL	4,694,157
		Georgia—2.3%
100,000		Appling County, GA Development Authority (Georgia Power Co.), (First Series 2011) Daily VRDNs, 3.580%, 12/1/2023	100,000
4,075,000		Main Street Natural Gas, Inc., GA, Gas Supply Revenue Bonds (Series 2018C), (Royal Bank of Canada GTD), 4.000%, Mandatory Tender 12/1/2023	4,075,000
		TOTAL	4,175,000
		Idaho—4.0%
7,295,000		American Falls, ID Reservoir District (Idaho Power Co.), (Series 2000) Weekly VRDNs, 3.450%, 12/6/2023	7,295,000
		Indiana—0.5%
1,000,000		Indiana State Finance Authority (Republic Services, Inc.), (Series 2010A), 4.300%, Mandatory Tender 12/1/2023	1,000,000
		Kentucky—5.7%
7,900,000		Kentucky Economic Development Finance Authority (CommonSpirit Health), (Series 2004 C) Weekly VRDNs, 3.800%, 12/6/2023	7,900,000
300,000		Louisville & Jefferson County, KY Metropolitan Government (Louisville Gas & Electric Co.), (Series B) Weekly VRDNs, 3.600%, 12/1/2023	300,000
100,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2020A-1) Daily VRDNs, 4.400%, 12/1/2023	100,000
850,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021A-1) Daily VRDNs, 4.400%, 12/1/2023	850,000

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		Kentucky—continued
$1,075,000		Meade County, KY Industrial Building Revenue Authority (Nucor Corp.), (Series 2021B-1) Daily VRDNs, 4.300%, 12/1/2023	$ 1,075,000
		TOTAL	10,225,000
		Louisiana—3.2%
1,000,000		Calcasieu Parish, LA Public Trust Authority (Le Jolliet LP), SPEARs 3a7 (Series DBE-8060) Daily VRDNs, (Deutsche Bank AG LIQ)/(Deutsche Bank AG LOC), 3.900%, 12/1/2023	1,000,000
1,650,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010A-1) Weekly VRDNs, (Nucor Corp. GTD), 3.660%, 12/6/2023	1,650,000
3,050,000		St. James Parish, LA (Nucor Steel Louisiana LLC), (Series 2010B-1) Weekly VRDNs, (Nucor Corp. GTD), 3.500%, 12/6/2023	3,050,000
		TOTAL	5,700,000
		Massachusetts—0.6%
1,000,000		Massachusetts Development Finance Agency (Nantucket Electric Co.), (Series 2004), CP, (Massachusetts Electric Co. GTD), 3.900%, Mandatory Tender 12/12/2023	1,000,076
		Missouri—1.6%
505,000		Kansas City, MO IDA (Paige Point Townhomes), MIZUHO 3A-7 (Series 2023-MIZ9154) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	505,000
2,449,814		Kansas City, MO Planned Industrial Expansion Authority (EPD3 Ridgeview LP), Mizuho 3a-7 (2022-MIZ9086) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.700%, 12/7/2023	2,449,814
		TOTAL	2,954,814
		Multi-State—8.0%
1,700,000		DWS Municipal Income Trust, Putters 3A-7 (Series 5055) Weekly VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.700%, 12/7/2023	1,700,000
3,200,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.850%, 12/1/2023	3,200,000
1,300,000		Invesco Value Municipal Income Trust, PUTTERs 3a-7 (VMTP 5027) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.850%, 12/1/2023	1,300,000
6,600,000		Nuveen AMT-Free Quality Municipal Income Fund, (Series D) MuniFund Preferred Shares Weekly VRDPs, 3.750%, 12/1/2023	6,600,000
200,000		PIMCO Flexible Municipal Income Fund, Putters (3a-7) (Series 5046) MuniFund Term Preferred Shares Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.850%, 12/1/2023	200,000
1,449,000		PIMCO Municipal Income Fund, UBS Preferred Shares Tender Option Bond Trust (Series UA-7013) Weekly VRDNs, (UBS AG GTD)/(UBS AG LIQ), 3.850%, 12/6/2023	1,449,000
		TOTAL	14,449,000
		New Jersey—14.0%
1,000,000		Barnegat Light, NJ BANs, 4.500%, 7/31/2024	1,000,823
1,500,000		Beach Haven, NJ BANs, 4.250%, 5/2/2024	1,502,077
1,173,750		Belleville, NJ BANs, 5.000%, 7/10/2024	1,180,337
1,562,000		Berlin Boro, NJ, (Series A) BANs, 4.500%, 3/27/2024	1,565,138
1,779,444		Dennis Township, NJ BANs, 4.500%, 3/14/2024	1,781,717
1,000,000		Gibbsboro, NJ BANs, 4.250%, 3/27/2024	1,000,800
1,239,000		Hillsdale Borough, NJ BANs, 4.250%, 8/23/2024	1,241,334
1,000,000		Keyport Borough, NJ BANs, 4.750%, 4/17/2024	1,002,831
2,282,700		Laurel Springs, NJ BANs, 4.500%, 5/17/2024	2,287,025
1,440,907		Leonia, NJ BANs, 4.250%, 3/1/2024	1,442,221
1,000,000		Lopatcong, NJ BANs, 4.500%, 7/2/2024	1,003,647
1,000,000		Lyndhurst Township, NJ BANs, 4.500%, 2/2/2024	1,001,309
1,200,000		Pitman, NJ BANs, 4.500%, 5/31/2024	1,203,199
1,500,000		Springfield Township, NJ (Union County) BANs, 4.250%, 5/1/2024	1,502,753
1,568,000		Stone Harbor, NJ BANs, 4.750%, 10/11/2024	1,580,870
1,500,000		Warren Township (Somerset County), NJ BANs, 4.500%, 5/24/2024	1,503,872
1,000,000		West Wildwood, NJ BANs, 4.500%, 2/27/2024	1,000,950
1,000,000		West Wildwood, NJ BANs, 4.500%, 6/13/2024	1,002,284
1,443,500		Wyckoff Township, NJ BANs, 4.500%, 6/13/2024	1,447,342
		TOTAL	25,250,529
		New York—7.1%
1,000,000		New York State Environmental Facilities Corp. (Waste Management, Inc.), Solid Waste Disposal Refunding Revenue Bonds (Series 2012), 4.875%, Mandatory Tender 2/1/2024	1,000,420

Principal Amount			Value
	[1]	SHORT-TERM MUNICIPALS—continued
		New York—continued
$4,990,000		New York State HFA (42nd and 10th Street Associates LLC), 3a-7 High Grade Trust (Series 2022-007) VRENs, (Barclays Bank PLC LIQ)/(Barclays Bank PLC LOC), 4.050%, 12/7/2023	$ 4,990,000
1,000,000		Newburgh, NY BANs, 4.450%, 8/9/2024	1,001,279
4,800,000		Nuveen New York AMT-Free Quality Municipal Income Fund, 800 (Series A) MuniFund Preferred Shares Weekly VRDPs, 3.750%, 12/1/2023	4,800,000
1,077,889		Perry Central School District, NY BANs, 4.500%, 6/28/2024	1,081,219
		TOTAL	12,872,918
		North Carolina—2.2%
2,200,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000A) Weekly VRDNs, 3.960%, 12/6/2023	2,200,000
1,700,000		Hertford County, NC Industrial Facilities & PCFA (Nucor Corp.), (Series 2000B) Weekly VRDNs, 3.960%, 12/6/2023	1,700,000
		TOTAL	3,900,000
		Ohio—0.8%
1,400,000		Delhi Township, OH BANs, 5.000%, 11/27/2024	1,412,053
		Pennsylvania—4.0%
1,500,000		Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), (Series 2009B) Weekly VRDNs, (MUFG Bank Ltd. LOC), 4.550%, 12/6/2023	1,500,000
3,000,000		Pennsylvania Economic Development Financing Authority (PPL Energy Supply LLC), (Series 2009C) Weekly VRDNs, (MUFG Bank Ltd. LOC), 4.550%, 12/6/2023	3,000,000
1,250,000		Pennsylvania Economic Development Financing Authority (Republic Services, Inc.), (Series 2019A), 4.600%, Mandatory Tender 1/16/2024	1,249,808
1,500,000		Philadelphia, PA Redevelopment Authority (Philadelphia, PA), City Service Agreement Revenue Refunding Bonds (Series 2015B), 5.000%, 4/15/2024	1,506,141
		TOTAL	7,255,949
		South Carolina—0.9%
1,700,000		South Carolina Jobs-EDA (BTH Spartanburg I LLC), (Series 2022-XF3074) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	1,700,000
		Tennessee—3.7%
6,690,000		Chattanooga, TN Health, Educational & Housing Facility Board (CommonSpirit Health), (Series 2004 C) Weekly VRDNs, 3.650%, 12/6/2023	6,690,000
		Texas—11.1%
1,000,000		Love Field Airport Modernization Corp., TX, General Airport Revenue Bonds (Series 2017), 5.000%, 11/1/2024	1,009,827
1,000,000		Mission, TX Economic Development Corp. (Republic Services, Inc.), 4.900%, Mandatory Tender 2/1/2024	1,000,284
1,250,000		Mission, TX Economic Development Corp. (Waste Management, Inc.), (Series 2023A), (Waste Management Holdings, Inc. GTD), 4.250%, Mandatory Tender 6/3/2024	1,247,983
100,000		Port of Corpus Christi Authority of Nueces County, TX (Flint Hills Resources LLC), (Series 2002A) Daily VRDNs, 4.000%, 12/1/2023	100,000
9,015,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010D) Weekly VRDNs, 4.000%, 12/6/2023	9,015,000
6,150,000		Port of Port Arthur Navigation District of Jefferson County, TX (Motiva Enterprises LLC), (Series 2010E) Weekly VRDNs, 4.010%, 12/6/2023	6,150,000
1,500,000		Travis County, TX Housing Finance Corp. (Roers Austin Apartments Owner II LP), MIZUHO 3A-7 (Series 2023-MIZ9127) VRENs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 4.000%, 12/7/2023	1,500,000
		TOTAL	20,023,094
		Virginia—0.6%
1,000,000		Virginia Small Business Financing Authority (Pure Salmon Virginia LLC), (Series 2022), (United States Treasury COL), 5.000%, Mandatory Tender 11/15/2024	1,002,950
		Wisconsin—0.7%
700,000		Grantsburg, WI School District TRANs, 5.250%, 10/30/2024	705,591
500,000		Public Finance Authority, WI (DCA Lexington Properties, LLC), (Series 2021-XF2933) Weekly VRDNs, (Mizuho Bank Ltd. GTD)/(Mizuho Bank Ltd. LIQ), 3.670%, 12/7/2023	500,000
		TOTAL	1,205,591
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $179,476,411)	179,500,627

Principal Amount		Value
	MUNICIPAL BONDS—1.8%
	Virginia—1.8%
$1,140,000	Southampton County, VA IDA (PRTI-Virginia One, LLC), Environmental Improvement Revenue Bonds (Series 2023), (United States Treasury COL), 4.875%, Mandatory Tender 12/12/2024	$ 1,142,054
2,000,000	Virginia State Housing Development Authority, (Series 2023C E-1), 3.850%, Mandatory Tender 1/1/2025	2,000,369
	TOTAL MUNICIPAL BONDS (IDENTIFIED COST $3,140,000)	3,142,423
	TOTAL INVESTMENT IN SECURITIES—101.2% (IDENTIFIED COST $182,616,411)	182,643,050
	OTHER ASSETS AND LIABILITIES - NET—(1.2)%[2]	(2,116,743)
	TOTAL NET ASSETS—100%	$180,526,307
Securities that are subject to the federal alternative minimum tax (AMT) represent 21.0% of the portfolio as calculated based upon total market value (unaudited).
1
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

2	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at November 30, 2023.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
◾ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
◾ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
◾ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of November 30, 2023, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
AMT	—Alternative Minimum Tax
BANs	—Bond Anticipation Notes
COL	—Collateralized
CP	—Commercial Paper
EDA	—Economic Development Authority
GTD	—Guaranteed
HFA	—Housing Finance Authority
IDA	—Industrial Development Authority
LIQ	—Liquidity Agreement
LOC	—Letter of Credit
PCFA	—Pollution Control Financing Authority
PUTTERs	—Puttable Tax-Exempt Receipts
SPEARs	—Short Puttable Exempt Adjustable Receipts
TRANs	—Tax and Revenue Anticipation Notes
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes
VRDPs	—Variable Rate Demand Preferreds
VRENs	—Variable Rate Extendible Notes